Other Current Assets (Schedule of Other Current Assets) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Other Current Assets [Abstract]
Prepaid expenses	$ 86		$ 108
Deferred commission costs	61		59
Other receivables	121		124
Other current assets	$ 268	$ 275	$ 291